Financial Risk Management - Foreign currency risk (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Current assets	$ 103,514	$ 107,992	$ 9,568
Non-current assets	36,372	0	2,075
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Current assets	569,810	417,975	435,712
Non-current assets	88,011	109,231	42,546
Total	657,821	527,206	478,258
Current liabilities	620,911	474,157	789,255
Non-current liabilities	3,169,886	3,042,553	2,697,063
Total	3,790,797	3,516,710	3,486,318
USD | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Current assets	470,906	301,862	352,211
Non-current assets	87,274	109,231	38,611
Total	558,180	411,093	390,822
Current liabilities	592,664	458,911	769,538
Non-current liabilities	3,159,205	3,031,105	2,688,059
Total	3,751,869	3,490,016	3,457,597
NOK | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Current assets	31,940	36,271	41,662
Non-current assets	737	0	987
Total	32,677	36,271	42,649
Current liabilities	9,815	4,061	10,942
Non-current liabilities	5,043	6,597	9,004
Total	14,858	10,658	19,946
AUD | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Current assets	123	5,400	4,962
Non-current assets	0	0	0
Total	123	5,400	4,962
Current liabilities	10,985	212	0
Non-current liabilities	0	0	0
Total	10,985	212	0
GBP | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Current assets	48,068	9,014	4,907
Non-current assets	0	0	0
Total	48,068	9,014	4,907
Current liabilities	4,174	3,523	1,607
Non-current liabilities	3,548	3,894	0
Total	7,722	7,417	1,607
CAD | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Current assets	8,914	6,509	6,807
Non-current assets	0	0	0
Total	8,914	6,509	6,807
Current liabilities	0	1,404	356
Non-current liabilities	192	209	0
Total	192	1,613	356
EUR | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Current assets	1,651	26,335	3,793
Non-current assets	0	0	10
Total	1,651	26,335	3,803
Current liabilities	2,324	1,204	3,749
Non-current liabilities	541	639	0
Total	2,865	1,843	3,749
BRL | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Current assets	3,536	25,390	16,088
Non-current assets	0	0	0
Total	3,536	25,390	16,088
Current liabilities	419	574	1,368
Non-current liabilities	914	109	0
Total	1,333	683	1,368
Other | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Current assets	4,672	7,194	5,282
Non-current assets	0	0	2,938
Total	4,672	7,194	8,220
Current liabilities	530	4,268	1,695
Non-current liabilities	443	0	0
Total	$ 973	$ 4,268	$ 1,695